5. NOTES PAYABLE - RELATED PARTY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010
Debt Disclosure [Abstract]
NOTES PAYABLE - RELATED PARTY

Notes payable consist of the following:

	June 30,	December 31,
	2012	2011
10% convertible notes	$-	$300,000
7.5% convertible note	-	1,000,000
Total convertible notes payable	$-	$1,300,000
Less: Current portion	-	(1,300,000)
Long-term portion	$-	$-

	December 31,	December 31,
	2011	2010
10% note payable due December 2012	$300,000	$-
7.5% convertible note	1,000,000	1,000,000
Total convertible notes payable	$1,300,000	$1,000,000
Less: Current portion	(1,300,000)	-
Long-term portion	$-	$1,000,000